Financial income, net (Schedule Of Financial Income, Net) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012
Financial income, net [Abstract]
Interest on marketable securities and bank deposits	$ 140		$ 1,310		$ 644
Foreign currency translation differences and derivatives	1,567		1,599		2,839
Total gross financial income	1,707		2,909		3,483
Bank charges and interest on loan	(7,691)		(5,260)		(3,850)
Foreign currency translation differences	(28,491)	[1]	(9,559)	[1]	(3,180)	[1]
Impairment and amortization of premium on marketable securities	(3,471)	[1]	(2,108)	[1]		[1]
Total gross financial expenses	(39,653)		(16,927)		(7,030)
Financial income, net	$ (37,946)		$ (14,018)		$ (3,547)

[1]	In 2014, includes $ 24,771 resulting from the devaluation of the local currency in Venezuela, pursuant to SICAD II, and the related re-measurement of certain assets denominated in or linked to the U.S. dollar due to restrictive government policies on payments in foreign currency in the year ended December 31, 2014 and $ 2,170 related to certain transactions to expatriate cash from Venezuela and Argentina.